Restatement of Previously Issued Financial Statements - Summary of Impact of the Restatement on the Company's Financial Statements (Parenthetical) (Detail) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 25, 2021	Jan. 26, 2021
Common Class A
Accounting Changes And Error Corrections [Line Items]
Common stock par or stated value per share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Class B
Accounting Changes And Error Corrections [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001